MFS® International Value Fund
MFS® International Value Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is April 13, 2015. MFS® International Value Fund
Effective immediately, the third paragraph in the sub-section entitled “Principal Investment Strategies” under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their intrinsic value (value companies). These companies may have stock prices that are higher relative to their earnings, dividends, assets, or other financial measures than companies generally considered value companies.